Stock Option Plans - Schedule of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%	0.00%	0.00%
Risk-free rate	2.38%
Expected volatility	226.00%
Expected term			5 years
Minimum [Member]
Risk-free rate		1.89%	0.80%
Expected volatility		221.00%	141.00%
Expected term	3 years	5 years
Maximum [Member]
Risk-free rate		2.26%	1.03%
Expected volatility		232.00%	225.00%
Expected term	7 years	7 years